LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 73.2%
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$1,750,000	$1,826,319

Air Freight & Logistics - 1.3%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	3,500,000	3,548,850

Banks - 9.6%
Bank of America Corp.:
2.625%, 10/19/2020	2,600,000	2,604,279
2.625%, 04/19/2021	1,704,000	1,713,750
2.999% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)
Callable 10/21/2021	2,975,000	2,874,533
4.450%, 03/03/2026	2,000,000	2,158,576
The Bank of New York Mellon Corp.
2.800%, 05/04/2026
Callable 02/04/2026	300,000	308,258
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	2,056,700
Truist Bank:
2.625%, 01/15/2022
Callable 12/15/2021	3,700,000	3,719,922
3.200%, 04/01/2024
Callable 03/21/2024	2,500,000	2,566,869
3.300%, 05/15/2026
Callable 04/15/2026	4,333,000	4,458,564
Truist Financial Corp.
1.311% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	1,993,966
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	2,061,601
		26,517,018
Chemicals - 0.7%
Ecolab, Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,925,000	1,923,437

Communications Equipment - 0.4%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	1,000,000	1,037,080

Computers & Peripherals - 2.4%
Apple, Inc.:
2.400%, 05/03/2023	3,250,000	3,392,838
2.500%, 02/09/2025	2,975,000	3,143,955
		6,536,793
Consumer Finance - 2.2%
American Express Co.:
2.100% (3 Month LIBOR USD + 0.330%), 10/30/2020 (a)
Callable 09/29/2020	2,000,000	1,978,394
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	2,049,741
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	2,192,630
		6,220,765
Containers & Packaging - 1.9%
Ball Corp.:
5.000%, 03/15/2022	2,000,000	2,030,680
5.250%, 07/01/2025	3,000,000	3,280,665
		5,311,345
Diversified Financials - 3.8%
JPMorgan Chase & Co.:
2.694% (3 Month LIBOR USD + 0.900%), 04/25/2023 (a)
Callable 04/25/2022	2,409,000	2,324,565
3.375%, 05/01/2023	3,788,000	3,964,627
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,641,948
3.200%, 06/15/2026
Callable 03/15/2026	636,000	661,991
		10,593,131
Diversified Telecommunication Services - 8.3%
AT&T, Inc.:
2.781% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	2,975,000	2,907,872
3.800%, 02/15/2027
Callable 11/15/2026	2,000,000	2,091,909
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	4,257,322
CenturyLink, Inc.
5.800%, 03/15/2022	2,500,000	2,544,625
Verizon Communications, Inc.:
1.741% (3 Month LIBOR USD + 1.000%), 03/16/2022 (a)	2,200,000	2,094,556
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,784,290
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,865,187
2.625%, 08/15/2026	3,000,000	3,104,607
4.125%, 03/16/2027	2,000,000	2,228,435
		22,878,803
Electrical Equipment & Instruments - 2.7%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	971,433
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	5,106,132
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,476,671
		7,554,236
Electronic Equipment & Instruments - 1.6%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,559,227

Health Care Equipment & Supplies - 5.3%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,756,330
Thermo Fisher Scientific, Inc.:
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,833,538
2.950%, 09/19/2026
Callable 06/19/2026	4,000,000	4,053,229
		14,643,097
Health Care Providers & Services - 2.3%
CVS Health Corp.:
1.719% (3 Month LIBOR USD + 0.720%), 03/09/2021 (a)	4,500,000	4,408,093
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,046,938
		6,455,031
Household Products - 0.4%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	983,766

Internet & Catalog Retail - 1.9%
Amazon.com, Inc.
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	5,158,328

Media & Entertainment - 2.2%
Alphabet, Inc.:
3.375%, 02/25/2024	4,000,000	4,406,874
1.998%, 08/15/2026
Callable 05/15/2026	1,725,000	1,825,408
		6,232,282
Multiline Retail - 1.6%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,466,422

Oil & Gas & Consumable Fuels - 7.1%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,462,272
2.355%, 12/05/2022
Callable 09/05/2022	1,000,000	1,014,889
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	1,942,518
ConocoPhillips Co.
2.592% (3 Month LIBOR USD + 0.900%), 05/15/2022 (a)	700,000	679,647
Enterprise Products Operating, LLC:
2.800%, 02/15/2021	2,000,000	1,997,828
2.850%, 04/15/2021
Callable 04/15/2021	2,500,000	2,471,321
3.750%, 02/15/2025
Callable 11/15/2024	5,463,000	5,442,123
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	2,937,288
Kinder Morgan Inc.
3.111% (3 Month LIBOR USD + 1.280%), 01/15/2023 (a)	2,000,000	1,665,443
		19,613,329
Pharmaceuticals - 3.0%
Abbott Laboratories
3.400%, 11/30/2023
Callable 09/30/2023	1,750,000	1,839,822
2.950%, 03/15/2025
Callable 12/15/2024	1,400,000	1,457,614
Bristol-Myers Squibb Co. (b)
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	5,028,234
		8,325,670
Real Estate Investment Trusts - 3.7%
American Tower Corp.:
3.500%, 01/31/2023	3,500,000	3,522,612
5.000%, 02/15/2024	2,500,000	2,650,750
3.375%, 10/15/2026
Callable 07/15/2026	4,030,000	4,002,010
		10,175,372
Road & Rail - 5.8%
Burlington Northern Santa Fe, LLC:
3.000%, 03/15/2023
Callable 12/15/2022	4,695,000	4,816,189
3.000%, 04/01/2025
Callable 01/01/2025	2,250,000	2,339,994
Union Pacific Corp.:
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,123,073
3.250%, 01/15/2025
Callable 10/15/2024	1,500,000	1,585,366
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	3,256,378
		16,121,000
Semiconductor Equipment & Products - 0.9%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,485,728

Software - 1.7%
Oracle Corp.
3.250%, 11/15/2027
Callable 08/15/2027	4,500,000	4,646,167

Specialty Retail - 1.7%
The Home Depot Inc.
2.950%, 06/15/2029
Callable 03/15/2029	2,500,000	2,597,513
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	2,203,000	2,189,907
		4,787,420
TOTAL CORPORATE BONDS
(Cost $200,305,073)		202,600,616

U.S. GOVERNMENT ISSUES - 10.7%
U.S. Treasury Inflation Indexed Bonds - 1.4%
0.625%, 01/15/2024	3,869,600	3,933,097

U.S. Treasury Notes - 9.3%
2.000%, 07/31/2020	2,000,000	2,013,516
1.750%, 07/15/2022	2,000,000	2,068,789
2.000%, 02/15/2023	2,000,000	2,098,984
2.000%, 02/15/2025	2,000,000	2,155,469
2.000%, 08/15/2025	1,000,000	1,082,969
1.625%, 02/15/2026	2,000,000	2,130,312
2.375%, 05/15/2027	4,000,000	4,513,125
2.750%, 02/15/2028	2,000,000	2,332,031
2.875%, 08/15/2028	3,000,000	3,548,203
3.125%, 11/15/2028	3,000,000	3,622,383
		25,565,781
TOTAL U.S. GOVERNMENT ISSUES
(Cost $26,787,853)		29,498,878

U.S. GOVERNMENT SPONSORED ENTITIES - 13.0%
Fannie Mae - 0.7%
1.700%, 02/14/2023
Callable 08/14/2020	2,000,000	2,007,910

Federal Home Loan Bank - 1.9%
2.375%, 03/13/2026	3,575,000	3,940,147
2.500%, 05/15/2026 (c)
Callable 05/15/2020	1,400,000	1,402,898
		5,343,045
Freddie Mac - 10.4%
2.375%, 01/13/2022	2,000,000	2,070,494
1.650%, 08/26/2024 (c)
Callable 05/26/2020	3,725,000	3,725,541
2.000%, 10/10/2024 (c)
Callable 04/10/2020	862,000	862,306
2.000%, 10/10/2024 (c)
Callable 4/10/2020	3,200,000	3,201,034
2.000%, 10/21/2024 (c)
Callable 04/21/2020	2,500,000	2,501,741
2.000%, 11/08/2024 (c)
Callable 05/08/2020	3,000,000	3,003,593
1.750%, 11/27/2024 (c)
Callable 05/27/2020	2,000,000	2,003,357
1.900%, 12/23/2024 (c)
Callable 06/23/2020	4,000,000	4,011,738
1.875%, 01/09/2025 (c)
Callable 04/09/2020	2,495,000	2,495,747
1.750%, 02/11/2025 (c)
Callable 05/11/2020	1,750,000	1,752,210
1.500%, 03/17/2025 (c)
Callable 06/17/2020	3,000,000	3,003,387
		28,631,148
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $35,878,266)		35,982,103

SHORT-TERM INVESTMENTS -2.3%
Corporate Bond - 0.4%
Cisco Systems, Inc.
2.200%, 02/28/2021	1,225,000	1,230,863

Money Market Fund - 1.9%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.43% (d)	5,204,785	5,204,785

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,431,551)		6,435,648

Total Investments - 99.2%
(Cost $269,402,743)		274,517,245
Other Assets in Excess of Liabilities - 0.8%		2,338,812
TOTAL NET ASSETS - 100.0%		$276,856,057

(a)	Floating rate.
(b)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers. The value of the Rule 144A securities was $5,028,234 representing 1.8% of the Fund’s total net assets.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Long-term investments:
Corporate Bonds	$–	$202,600,616	$–	$202,600,616
U.S. Government Issues	–	29,498,878	–	29,498,878
U.S. Government Sponsored Entities	–	35,982,103	–	35,982,103
Short-term investments:
Corporate Bond	–	1,230,863	–	1,230,863
Money Market Fund	5,204,785	–	–	5,204,785
Total Investments	$5,204,785	$269,312,460	$–	$274,517,245